Personnel Costs	6 Months Ended
Jun. 30, 2020
Personnel Costs
Personnel Costs

Personnel costs

in EUR thousands	June 30, 2020	June 30, 2019
Wages and salaries	6,529	10,641
Social security charges	1,148	1,593
Costs for pension schemes	161	253
Total	7,838	12,487

In the reporting period, Biofrontera Group received subsidies for short-time work in the amount of EUR 599 thousand.